Revision to prior period financial statements (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Property, plant and equipment.	$ 1,468.0		$ 1,468.0		$ 1,322.2	[1]
Deferred tax liabilities	97.6		97.6		88.6	[1]
Retained earnings	(6,724.5)		(6,724.5)		(6,944.0)	[1]
Non-current deferred revenue	104.5		104.5		45.4
Current deferred revenue	28.3		28.3		19.5
Revenue	455.1	$ 420.3	1,328.0	$ 1,273.4
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	115.0	(48.7)	67.2	162.2
Trade and other non-current payables	120.3		120.3		50.6	[1]
Trade and other current payables	335.3		335.3		377.1	[1]
Nigeria
Revenue	$ 268.0	$ 242.3	$ 799.7	$ 739.6
Restatement amount
Property, plant and equipment.					(30.5)		$ (30.5)
Deferred tax liabilities					(11.9)		(11.9)
Retained earnings					(18.6)		$ (18.6)
Restatement amount | Nigeria
Trade and other non-current payables					45.4
Trade and other current payables					$ (45.4)

[1]	September 30,